DEBT - Mortgage Notes Payable (FY) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Carrying Value	$ 184,465,909	$ 181,904,194
Fair Value	184,187,667	177,573,106
Mortgage Notes Payable
Short-term Debt [Line Items]
Face Value		176,948,438	$ 195,739,481
Carrying Value	$ 181,576,606	175,925,918	194,039,207
Fair Value		$ 177,573,106	$ 200,535,334